CONCENTRATIONS (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Total Accounts Receivable	$ 77,763	$ 119,771	$ 40,160
Less: Sales Returns and Allowances	30,655	51,159
Less: Doubtful Accounts	4,655	5,019
Accounts Receivable, net	$ 42,453	$ 63,593	$ 40,160